Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

On October 1, 2025, Mr. Zheng entered into a shareholder agreement with the Company (the “Shareholder Agreement”), pursuant to which Mr. Zheng agreed not to sell, assign, or otherwise transfer, or enter into any contract or arrangement to effect any such sale, assignment or transfer of any share of the Series B Preferred Stock held by Mr. Zheng. Mr. Zheng has further agreed to waive any co-sales rights enjoyed by holders of Series B Preferred Stock pursuant to the Articles of Incorporation, as amended. Pursuant to the agreement, upon the occurrence of (i) any merger, consolidation, stock sale, asset sale, or other transaction or series of related transactions in which a person or group (other than Mr. Zheng) acquires, directly or indirectly, ownership of more than 50% of the voting power of the Company or all or substantially all of the Company’s assets, or (ii) any transaction or series of related transactions that results in a change in the power to elect a majority of the Company’s board of directors, the Company shall repurchase all of the shares of Series B Preferred Stock held by Mr. Zheng for a purchase price of $0.001 per share.

8. Subsequent Events

On September 18, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34 (the “2025 Reverse Stock Split”). As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued shares of common stock decreased from 291,563,930 to 8,575,686, and the total number of outstanding shares decreased from 291,559,200 to 8,575,547. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the three months ended June 30, 2025 and the fiscal year ended March 31, 2025.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C convertible preferred stock (the “Series C Preferred Stock”) into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.